Leasing - Future lease payments receivable (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Leasing
Gross investment	kr 152	kr 175
Present value of minimum lease payments	137	155
Unearned finance income	15	19
Within 1 year
Leasing
Gross investment	36	34
Present value of minimum lease payments	35	33
Between 1 and 5 years
Leasing
Gross investment	116	128
Present value of minimum lease payments	kr 102	112
More than 5 years
Leasing
Gross investment		13
Present value of minimum lease payments		kr 10